Significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies and basis of preparation
Schedule of classification of the company financial assets and liabilities

Financial assets/liabilities
Cash and cash equivalents	Amortized cost
Receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Shareholder loan	Amortized cost
Derivative liability	FVTPL

Schedule of property, plant and equipment

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer hardware	33%
Computer software	50%
Vehicles	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease
Production tooling and molds	per unit produced

Schedule of operating lease commitment to lease liabilities

Operating lease commitment at December 31, 2018 as disclosed in the Company’s financial statement	$2,148,834
Discounting effect using the incremental borrowing rate at January 1, 2019	379,371
1,769,463
Extension options reasonably certain to be exercised	349,078
Lease liabilities recognized at January 1, 2019	$2,118,541